Related Parties (Details) - USD ($)		1 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	Jan. 03, 2018	Apr. 15, 2013	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Apr. 05, 2019
Related Parties (Details) [Line Items]
Management fee			$ 0	$ 0			$ 0	$ 0
Nature of Common Ownership or Management Control Relationships				$75,000
Total management fees			275,000	$ 260,000			981,389	253,022
Base rent per month			7,000
Total rent expense			21,776
Initial principal amount										$ 714,286
Principal amount									$ 56,900
Maturity date									Dec. 07, 2021
Advanced amount								56,900
Accrued interest			853,402		$ 25,159	$ 25,159	711,258	25,159
Minimum [Member]
Related Parties (Details) [Line Items]
Increase in base rent			7,210
Maximum [Member]
Related Parties (Details) [Line Items]
Increase in base rent			$ 7,426
Management Services Agreement [Member]
Related Parties (Details) [Line Items]
Description of management fee		On April 15, 2013, the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”).
Repayment, description			The amount of the Parent Management Fee with respect to any fiscal quarter is (i) reduced by the aggregate amount of any management fees received by the Manager under any offsetting management services agreements with respect to such fiscal quarter, (ii) reduced (or increased) by the amount of any over-paid (or under-paid) Parent Management Fees received by (or owed to) the Manager as of the end of such fiscal quarter, and (iii) increased by the amount of any outstanding accrued and unpaid Parent Management Fees.
Manager [Member]
Related Parties (Details) [Line Items]
Advances from related parties				74,928	71,358	71,358	74,927	71,358
1847 Asien/Asien's [Member]
Related Parties (Details) [Line Items]
Expensed management fees			$ 75,000	75,000
Cabinet [Member]
Related Parties (Details) [Line Items]
Expensed management fees			125,000	75,000	75,000		345,556
Wolo [Member]
Related Parties (Details) [Line Items]
Expensed management fees			$ 75,000	0			235,833
Manager received fee							110,000
Advances [Member]
Related Parties (Details) [Line Items]
Advances from related parties				$ 118,834	$ 118,834	118,834	118,834	$ 118,834
Manager [Member]
Related Parties (Details) [Line Items]
Advances from related parties							74,928
Asien [Member]
Related Parties (Details) [Line Items]
Expensed management fees						$ 178,022	$ 300,000
Offsetting Management Services Agreements [Member]
Related Parties (Details) [Line Items]
Additional advances, description			Pursuant to the offsetting management services agreements, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), which was increased to $125,000 or 2% of adjusted net assets on October 8, 2021, and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that if the aggregate amount of management fees paid or to be paid by such entities, together with all other management fees paid or to be paid to the Manager under other offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of our gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.
Promissory Note [Member]
Related Parties (Details) [Line Items]
Additional advances, description	The note provided that the Company could request additional advances from the Manager up to an aggregate additional amount of $150,000.
Repayment, description							Pursuant to the offsetting management services agreements, 1847 Neese appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), which was increased to $125,000 or 2% of adjusted net assets on October 8, 2021, and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company’s gross income with respect to such fiscal year, then the management fee to be paid by such subsidiaries for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company’s gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the Parent Management Fee with respect to such fiscal quarter, then the management fee to be paid by such subsidiaries for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter.
Initial principal amount	$ 50,000
Fixed annual interest rate							8.00%